Note 18 - Concentrations of Credit Risk (Tables) (Customer Concentration Risk [Member])	12 Months Ended
Dec. 31, 2013
Sales [Member]
Note 18 - Concentrations of Credit Risk (Tables) [Line Items]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Year ended December 31,
	2011	% of sales	2012	% of sales	2013	% of sales
	RMB		RMB		RMB
PICC Property and Casualty Company Limited ("PICC")	331,556	22%	330,699	21%	346,405	20%
Ping An Property & Casualty Insurance Company of China, Ltd.	181,088	12%	185,595	12%	248,102	14%
China Pacific Property Insurance Co., Ltd. ("CPIC")	184,717	12%	208,797	13%	204,983	12%
	697,361	46%	725,091	46%	799,490	46%

Accounts Receivable [Member]
Note 18 - Concentrations of Credit Risk (Tables) [Line Items]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	As of December 31,
	2012	%	2013	%
	RMB		RMB
PICC	32,980	17%	41,375	21%
CPIC	—	—	20,654	10%
	32,980	17%	62,029	31%